Regulatory Assets and Liabilities (Regulated Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 290	$ 129
Regulatory Liability, Long-term	1,765	1,832
Total regulatory liabilities	2,055	1,961
Deferred income tax regulatory liabilities
Regulatory Liabilities [Line Items]
Total regulatory liabilities	863	933
Accumulated reserve - cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	819	865
Deferrals related to derivative instruments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	241	15
Storm reserve
Regulatory Liabilities [Line Items]
Total regulatory liabilities	58	62
Cost recovery clauses
Regulatory Liabilities [Line Items]
Total regulatory liabilities	35	31
Self-insurance fund
Regulatory Liabilities [Line Items]
Total regulatory liabilities	28	28
Regulated fuel adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	0	21
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 11	$ 6